Earnings/(loss) per share (Details 2) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total number of shares from dilutive vehicles	3,020,345	0	0
Stock options
Total number of shares from dilutive vehicles	2,327,115	0	0
Warrants
Total number of shares from dilutive vehicles	0	0	0
Redeemable preferred stock
Total number of shares from dilutive vehicles	0	0	0
Convertible instruments
Total number of shares from dilutive vehicles	693,230	0	0